Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating revenues
Time charter revenues	$ 22,005	$ 56,156
Bareboat charter revenues	18,489	24,156
Voyage charter revenues	314,754	327,415
Other income	18,371	17,853
Total operating revenues	373,619	425,580
Gain from sale of assets and amortization of deferred gains	9,732	19,872
Voyages expenses and commissions	219,571	186,819
Contingent rental (income) expense	(9,470)	18,876
Ship operating expenses	86,651	91,149
Charter hire expense	4,176	31,103
Administrative expenses	23,168	24,682
Impairment loss on vessels	103,724	0
Depreciation	76,381	80,492
Total operating expenses	504,201	433,121
Net operating (loss) income	(120,850)	12,331
Other income (expenses)
Interest income	81	90
Interest expenses	(68,301)	(71,063)
Share of results from associated companies	13,046	167
Foreign currency exchange (loss) gain	(124)	100
Mark to market loss on derivatives	(585)	(1,189)
Gain on redemption of debt	0	4,600
Other non-operating items	939	906
Net other expenses	(54,944)	(66,389)
Net loss before income taxes and noncontrolling interest	(175,794)	(54,058)
Income tax expense	(275)	(257)
Net loss from continuing operations	(176,069)	(54,315)
Net loss from discontinued operations	(1,016)	(12,537)
Net loss	(177,085)	(66,852)
Net loss attributable to noncontrolling interest	1,607	664
Net loss attributable to Frontline Ltd.	$ (175,478)	$ (66,188)
Basic and diluted loss per share from continuing operations, excluding loss attributable to noncontrolling interest ($)	$ (2.23)	$ (0.69)
Basic and diluted loss per share from discontinued operations ($)	$ (0.01)	$ (0.16)
Basic and diluted loss per share attributable to Frontline Ltd. ($)	$ (2.24)	$ (0.85)